Shareholder Fees - FidelityInvestmentGradeBondFund-RetailPRO	Oct. 30, 2023 USD ($)
FidelityInvestmentGradeBondFund-RetailPRO | Fidelity Investment Grade Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none